Property, leasehold improvements and equipment (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment	$ 149,741	$ 3,112,540	$ 2,852,674	$ 2,566,095
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,426,363	1,426,363	1,426,363
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,368,967	997,063	910,312
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		29,687	31,231	41,297
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		44,174	50,384	50,106
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		513	660	38
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		6,468	4,590	6,136
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		$ 236,368	$ 342,383	$ 131,843